Financial Instruments (Narrative) (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Jul. 31, 2020 CAD ($)	Jul. 31, 2019 CAD ($)	Jul. 31, 2020 USD ($)	Jul. 31, 2018 CAD ($)
Disclosure of risk management strategy related to hedge accounting [line items]
Short-term investments	$ 0	$ 25,937
Current liabilities	82,487	82,942
Contractual commitments	47,019
Cash and cash equivalents	184,173	113,568		$ 99,042
Interest Risk
Disclosure of risk management strategy related to hedge accounting [line items]
Short-term investments		517
Financial liabilities	$ 29,930	33,374
Immaterial increase or decrease in interest rate	1.00%
Price Risk
Disclosure of risk management strategy related to hedge accounting [line items]
Financial liabilities	$ 3,450	493
Conversion of debt, converted amount	$ 29,860
Percentage of unsecured convertible debentures	8.00%
Percentage of increase or decrease in the fair value of financial assets	10.00%
Amount of increase or decrease in comprehensive loss due to 10% of increase or decrease in the fair value of these financial assets		340
Credit Risk
Disclosure of risk management strategy related to hedge accounting [line items]
Cash and cash equivalents and short-term investments held in credit union without publicly available credit rating	$ 176
Expected credit loss	35	37
Maximum exposure to credit risk	$ 211,860	$ 194,902
Economic Dependence Risk
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage of sales recorded from crown corporations	70.00%	81.00%
Percentage of trade receivable from crown corporations Societe quebecoise du cannabis	47.00%	56.00%
Percentage of trade receivable from Ontario Cannabis Store	25.00%	23.00%
Liquidity Risk
Disclosure of risk management strategy related to hedge accounting [line items]
Cash and cash equivalents and short-term investments	$ 184,173	$ 139,505
Trade receivables	19,426	$ 19,693
Current liabilities	82,487
Contractual commitments	14,741
Foreign Currency Risk
Disclosure of risk management strategy related to hedge accounting [line items]
Cash and cash equivalents	$ 57,652		$ 42,981
Immaterial change in foreign exchange rates	1.00%